Pension Liabilities, Net (Schedule of summary of components of net periodic benefit cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liability, Defined Benefit Plan [Abstract]
Interest cost	$ 61	$ 37	$ 38
Net periodic benefit cost	$ 61	$ 37	$ 38
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest cost